FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives financial instruments
Current	R$ 113,501	R$ 6,451
Non Current	44,522	54,433
Current	(86,548)	(4,538)
Non Current	(77,593)	(69,022)
Total	(6,118)	(12,676)	R$ (5,564)
Carrying amount	19,301,796	16,933,978	R$ 13,239,166
Foreign currency swaps US $
Derivatives financial instruments
Currency risk affecting net amount receivable	171,918
Foreign currency swaps Euro
Derivatives financial instruments
Currency risk affecting net amount payable	96,526
Foreign currency swaps maturing through 2019 to hedge the risk of IPCA
Derivatives financial instruments
Book value of exchange risk	51,003
Foreign currency swaps (NDF US$ x R$) with maturity up to June 11, 2021
Derivatives financial instruments
Book value of exchange risk	2,823
Foreign currency swaps (Euro and CDI x Euro) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable	95,195
Foreign currency swaps (US$ and CDI x US$) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable	172,134
Book value of exchange risk	1,108,160
Assets position
Derivatives financial instruments
Total nominal value or nominal amount	1,701,304	285,243
Accumulated effects from fair value Amount receivable or payable	158,023	60,884
Current	113,501	6,451
Non Current	44,522	54,433
Assets position | Floating interest rate
Derivatives financial instruments
Total nominal value or nominal amount	143,813
Accumulated effects from fair value Amount receivable or payable	1,357
Assets position | CDI
Derivatives financial instruments
Total nominal value or nominal amount	143,813
Accumulated effects from fair value Amount receivable or payable	1,357
Assets position | Inflation rates
Derivatives financial instruments
Total nominal value or nominal amount	30,872	41,431
Accumulated effects from fair value Amount receivable or payable	51,003	60,768
Assets position | IPCA
Derivatives financial instruments
Total nominal value or nominal amount	30,872	41,431
Accumulated effects from fair value Amount receivable or payable	51,003	60,768
Assets position | Foreign currency
Derivatives financial instruments
Total nominal value or nominal amount	1,526,619	243,812
Accumulated effects from fair value Amount receivable or payable	105,663	116
Assets position | NDF US$
Derivatives financial instruments
Total nominal value or nominal amount	2,823	5,638
Accumulated effects from fair value Amount receivable or payable	24	116
Assets position | US Dollar
Derivatives financial instruments
Total nominal value or nominal amount	1,428,565	148,060
Accumulated effects from fair value Amount receivable or payable	105,472
Assets position | Euro
Derivatives financial instruments
Total nominal value or nominal amount	95,231	90,114
Accumulated effects from fair value Amount receivable or payable	167
Liabilities position
Derivatives financial instruments
Notional value for liabilities position	(1,701,304)	(285,243)
Short position	(164,141)	(73,560)
Current	(86,548)	(4,538)
Non Current	(77,593)	(69,022)
Liabilities position | Floating interest rate
Derivatives financial instruments
Notional value for liabilities position	(1,579,506)	(279,605)
Short position	(163,730)	(73,560)
Liabilities position | Fixed rate
Derivatives financial instruments
Notional value for liabilities position	(2,823)	(5,638)
Liabilities position | NDF US$
Derivatives financial instruments
Notional value for liabilities position	(2,823)	(5,638)
Liabilities position | CDI
Derivatives financial instruments
Notional value for liabilities position	(1,579,506)	(279,605)
Short position	(163,730)	R$ (73,560)
Liabilities position | Foreign currency
Derivatives financial instruments
Notional value for liabilities position	(118,975)
Short position	(411)
Liabilities position | US Dollar
Derivatives financial instruments
Notional value for liabilities position	(143,813)
Short position	(411)
Liabilities position | Euro
Derivatives financial instruments
Total nominal value or nominal amount	R$ 24,838